CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2014	Dec. 31, 2013
Current Assets:
Cash and cash equivalents (Note 4)	$ 10,251,418	$ 2,975,837
Marketable securities (Notes 5 and 6)	373,415	318,442
Deposits, advances and other	210,456	159,194
Total current assets	10,835,289	3,453,473
Property, plant and equipment, net (Note 7)	19,022,853	19,303,296
Total assets	29,858,142	22,756,769
Current Liabilities:
Accounts payable and accrued expenses	890,594	615,273
Accrued interest	2,388	64,262
Total current liabilities	892,982	679,535
Convertible notes (Note 11)	32,175,044	23,998,658
Other (Note 11)	1,012,491	1,012,491
Total liabilities	34,080,517	25,690,684
SHAREHOLDERS' EQUITY
Common shares and equity units	289,269,930	289,149,413
Contributed Surplus	10,920,870	5,171,603
Warrants	543,915	543,915
Stock options (Note 9)	19,796,958	19,849,225
Accumulated deficit	(324,806,447)	(317,645,497)
Accumulated other comprehensive income (loss)	52,399	(2,574)
Total shareholders' deficit	(4,222,375)	(2,933,915)
Total liabilities and shareholders' equity	$ 29,858,142	$ 22,756,769